Fair Value Disclosures	12 Months Ended
Nov. 30, 2014
Fair Value Disclosures
FAIR VALUE DISCLOSURES

11. Fair Value Disclosures

        Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. Accounting guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of us. Unobservable inputs are inputs that reflect our assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

        Level 1—Quoted prices in active markets for identical assets or liabilities.

        Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

        Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

        Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. We review the fair value hierarchy classification on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

        The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of November 30, 2014 (in thousands):

As of November 30, 2014
	Total	Level 1	Level 2	Level 3
Embedded conversion derivative	—	—	—	—

	As of November 30, 2013
	Total	Level 1	Level 2	Level 3
Embedded conversion derivative	$5,700	$—	$—	$5,700

        A reconciliation of the changes in Level 3 fair value measurements is as follows as of November 30, 2014 (in thousands):

Convertible Notes Embedded Derivative
Balance at November 30, 2013	$5,700
Total (gains) losses included in other expense	(2,270)
Reclassification to stockholders' equity	(3,430)

Balance at November 30, 2014	$—

        The following table presents our fair value heirarchy for assets measured at fair value on a non-recurring basis as of November 30, 2014 (in thousands):

	As of November 30, 2014
	Total	Level 1	Level 2	Level 3	Total Losses
Property and equiptment, net	$2,897	$—	$—	$2,897	$840
Goodwill	$8,394	$—	$—	$8,394	$23,585